Document and Entity Information	Feb. 20, 2024
Cover [Abstract]
Entity Registrant Name	MIDDLEBY Corp
Amendment Flag	false
Entity Central Index Key	0000769520
Document Type	8-K
Document Period End Date	Feb. 20, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-9973
Entity Tax Identification Number	36-3352497
Entity Address, Address Line One	1400 Toastmaster Drive
Entity Address, City or Town	Elgin
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60120
City Area Code	(847)
Local Phone Number	741-3300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	MIDD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false